Shareholder Report, Average Annual Return (Details) 196490_Nuance Concentrated Value Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (with maximum 5.00% sales charge)
Average Annual Return, Percent	7.26%	1.98%	5.90%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	12.90%	3.03%	6.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	15.26%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	29.96%	10.09%	11.17%